Offerings	Aug. 28, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Shares of Beneficial Interest
Amount Registered | shares	50,000,000
Maximum Aggregate Offering Price	$ 50,000,000
Amount of Registration Fee	$ 7,655
Offering Note

(1)	Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is carrying forward to this Registration Statement the 307,246.056 unsold shares of beneficial interest that the Registrant previously registered for sale pursuant to Registration Statement on Form N-2 (File No. 333-281818) effective August 28, 2024 (the “Prior Registration Statement”).
(2)	Amount represents $4,960.78 previously paid to register $33,609,646.07 of unsold Shares, plus $7,655.00 to register the additional $50,000,000 shares of beneficial interest registered hereby. Effective October 1, 2024, the filing fee rate was changed to $153.10 per million dollars of the proposed maximum aggregate offering price of the securities to be registered.
(3)	Pursuant to Rule 429 under the Securities Act of 1933, as amended, the prospectus in this Registration Statement also relates to the offering of $64,883,938.57 of shares of beneficial interest that were previously registered pursuant to the Prior Registration Statement. $8,759.74 was previously paid by the Registrant to register $64,883,938.57 of shares of beneficial interest under the Prior Registration Statement.

Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Shares of Beneficial Interest
Maximum Aggregate Offering Price	$ 33,609,646.07
Amount of Registration Fee	$ 4,960.78
Carry Forward Form Type	N-2
Carry Forward File Number	333-281818
Carry Forward Initial Effective Date	Aug. 28, 2024
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 0
Offering Note

(1)	Pursuant to Rule 415(a)(6) under the Securities Act of 1933, as amended (the “Securities Act”), the Registrant is carrying forward to this Registration Statement the 307,246.056 unsold shares of beneficial interest that the Registrant previously registered for sale pursuant to Registration Statement on Form N-2 (File No. 333-281818) effective August 28, 2024 (the “Prior Registration Statement”).
(2)	Amount represents $4,960.78 previously paid to register $33,609,646.07 of unsold Shares, plus $7,655.00 to register the additional $50,000,000 shares of beneficial interest registered hereby. Effective October 1, 2024, the filing fee rate was changed to $153.10 per million dollars of the proposed maximum aggregate offering price of the securities to be registered.
(3)	Pursuant to Rule 429 under the Securities Act of 1933, as amended, the prospectus in this Registration Statement also relates to the offering of $64,883,938.57 of shares of beneficial interest that were previously registered pursuant to the Prior Registration Statement. $8,759.74 was previously paid by the Registrant to register $64,883,938.57 of shares of beneficial interest under the Prior Registration Statement.